Segment Revenue and Expenses	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Segment revenue and expenses
A.1	Segment revenue and expenses
Operating segment information
The Group has identified its operating segments based on the internal reports that are reviewed and used by the Chief Executive Officer (Chief Operating Decision Maker) in assessing performance and determining the allocation of resources.
As a result of the merger with BHPP on 1 June 2022, the Group has transformed into a global energy company which has led to a change in how financial information is reported in the Group. The disclosed operating segments have been updated to reflect this change and the 2021 and 2020 amounts have been restated to be presented on the same basis.
Operating segments outlined below are identified by management based on the nature and geographical location of the business and venture.

Australia: Exploration, evaluation, development, production and sale of liquified natural gas, pipeline gas, crude oil and condensate and natural gas liquids in Australia.	International: Exploration, evaluation, development, production and sale of pipeline gas, crude oil and condensate and natural gas liquids in international jurisdictions outside of Australia.

Marketing:

Marketing, Shipping and Trading of Woodside’s oil and gas portfolio (including non-produced volumes) and optimisation activities attributed to Marketing which have generated incremental value.

Corporate/Other items:

Corporate/Other items comprise primarily corporate non-segmental items of revenue and expenses and associated assets and liabilities not allocated to operating segments as they are not considered part of the core operations of any segment.

In addition to the updated segments, the Group has reassessed the reporting of revenue from the sale of liquified natural gas on a portfolio basis. With the Marketing segment separately reported for the year ended 31 December 2022, the Group will no longer report revenue from the sale of liquified natural gas on a portfolio basis to better represent the revenues and margins generated by each segment. 2021 and 2020 amounts have been restated to be presented on the same basis.
Major customer information
The Group has two major customers which respectively account for 12% and 9% of the Group’s external revenue. The sales are generated by the Australia and Marketing operating segments (2021: two major customers; 8% and 6% generated by the Australia operating segment and 2020: two major customers; 15% and 13% generated by the Australia operating segment).

Geographical Information	Revenue from external customers 1			Non-current assets 2
	2022 US$m	2021 US$m	2020 US$m	2022 US$m	2021 US$m
Asia Pacific	12,521	6,342	3,362	36,966	18,386
Americas	1,545	-	-	7,057	1
Africa	-	-	-	4,049	2,802
Europe	2,751	620	238	-	-
Consolidated	16,817	6,962	3,600	48,072	21,189

1.	Revenue is attributable to geographic location based on the location of the customers.
2.	Non-current assets exclude deferred tax of $1,959 million (2021: $1,007 million).
Recognition and measurement
Revenue from contracts with customers
Revenue is recognised when or as the Group transfers control of products or provides services to a customer at the amount to which the Group expects to be entitled. If the consideration includes a variable component, the Group estimates the amount of the expected consideration receivable. Variable consideration is estimated throughout the contract and is recognised to the extent that it is highly probable a significant reversal will not occur.

•
Revenue from sale of hydrocarbons
- Revenue from the sale of hydrocarbons is recognised at a point in time when control of the product is transferred to the customer
.
 Revenue from take or pay contracts is recorded as unearned revenue until the product has been drawn by the customer (transfer of control), at which time it is recognised in earnings.

•	Other operating revenue - Revenue earned from LNG processing and other services is recognised over time as the services are rendered.
Expenses
•	Royalties, excise and levies - Royalties, excise and levies are considered to be production-based taxes and are therefore accrued on the basis of the Group’s entitlement to physical production.
•	Depreciation and amortisation - Refer to Note B.3.
•	Impairment and impairment reversals - Refer to Note B.4.
•	Leases - Refer to Note D.7.
•	Employee benefits - Refer to Note E.2.

Key estimates and judgements
Revenue from contracts with customers
The transaction price at the date control passes for sales made subject to provisional pricing periods in oil and condensate contracts is determined with reference to quoted commodity prices.
Judgement is also used to determine if it is highly probable that a significant reversal will not occur in relation to revenue recognised during open pricing periods in LNG contracts. The Group estimates variable consideration based on available information from contract negotiations and market indicators.

	Australia	International	Marketing	Corporate/ Other	Consolidated
	2022 US$m	2022 US$m	2022 US$m	2022 US$m	2022 US$m

Liquefied natural gas	8,855	-	2,434	-	11,289
Pipeline gas	1,086	276	-	-	1,362
Crude oil and condensate	2,467	1,273	18	-	3,758
Natural gas liquids	171	26	9	-	206

Revenue from sale of hydrocarbons	12,579	1,575	2,461	-	16,615

Intersegment revenue 1	(455)	(5)	460	-	-
Processing and services revenue	175	-	-	-	175
Shipping and other revenue	-	-	27	-	27

Other revenue	(280)	(5)	487	-	202

Operating revenue 2	12,299	1,570	2,948	-	16,817

Production costs	(975)	(313)	-	7	(1,281)
Royalties, excise and levies	(540)	(39)	-	(17)	(596)
Insurance	(35)	(7)	-	(1)	(43)
Inventory movement	44	(3)	-	-	41

Costs of production	(1,506)	(362)	-	(11)	(1,879)

Land and buildings	(51)	(3)	-	-	(54)
Transferred exploration and evaluation	(107)	-	-	-	(107)
Plant and equipment	(2,168)	(436)	-	(33)	(2,637)

Oil and gas properties depreciation and amortisation	(2,326)	(439)	-	(33)	(2,798)

Shipping and direct sales costs	(312)	(36)	(73)	142	(279)
Trading costs	(14)	-	(1,763)	-	(1,777)
Other hydrocarbon costs	(19)	-	-	-	(19)
Other cost of sales	(4)	-	-	-	(4)
Movement in onerous contract provision 3	-	-	216	-	216

Other cost of sales	(349)	(36)	(1,620)	142	(1,863)

Cost of sales	(4,181)	(837)	(1,620)	98	(6,540)

Gross profit	8,118	733	1,328	98	10,277

Other income 4	722	4	5	4	735

Exploration and evaluation expenditure 5	(20)	(277)	-	1	(296)
Amortisation of permit acquisition	(1)	(9)	-	-	(10)
Write-offs 6	-	(164)	-	-	(164)

Exploration and evaluation	(21)	(450)	-	1	(470)

General, administrative and other costs 7	(13)	(21)	(10)	(747)	(791)
Depreciation of other plant and equipment	-	-	-	-	-
Depreciation of lease assets	(49)	(11)	-	(80)	(140)
Restoration movement	(234)	(46)	-	8	(272)
Other 8	(8)	(84)	(475)	(486)	(1,053)

Other costs	(304)	(162)	(485)	(1,305)	(2,256)

Other expenses	(325)	(612)	(485)	(1,304)	(2,726)

Impairment losses	-	-	-	-	-

Impairment reversals 9	900	-	-	-	900

Profit/(loss) before tax and net finance costs	9,415	125	848	(1,202)	9,186

1.
Intersegment revenue comprises the incremental income net of all associated expenses generated by the Marketing segment’s optimisation of the oil and gas portfolio. The value is incremental income net of incremental costs.

2.	Operating revenue includes revenue from contracts with customers of $16,790 million and sub-lease income of $27 million disclosed within shipping and other revenue.
3.	Comprises changes in estimates of $245 million offset by provisions used of $29 million. Refer to Note D.5 for further details.
4.
Includes initial gain on Train 2 sell-down of $427 million, revaluation gain on the remeasurement of the Train 2 sell-down variable consideration of $71 million, fees and recoveries, foreign exchange gains and other income not associated with the ongoing operations of the business.

5.	Includes $142 million for various costs relating to the Group’s exit from the Orphan Basin exploration licences in Canada.
6.	$125 million relates to costs of unsuccessful wells that have been written off. Refer to Note B.2.
7.	Transaction costs of $419 million incurred as a result of the BHPP merger on 1 June 2022 are included in the Corporate/Other segment. Refer to Note B.5 for details.
8.
Includes losses on hedging activities and changes in fair value of derivative financial instruments of $960 million in the Marketing and Corporate/Other segments and other expenses not associated with the ongoing operations of the business.

9.	Impairment reversals on oil and gas properties. Refer to Note B.4 for more details.

	Australia	International	Marketing	Corporate/ Other	Consolidated
	2021 8 US$m	2021 8 US$m	2021 8 US$m	2021 8 US$m	2021 US$m

Liquefied natural gas	3,910	-	1,449	-	5,359
Pipeline gas	43	-	-	-	43
Crude oil and condensate	1,316	-	-	-	1,316
Natural gas liquids	60	-	-	-	60

Revenue from sale of hydrocarbons	5,329	-	1,449	-	6,778

Intersegment revenue 1	(236)	-	236	-	-
Processing and services revenue	143	-	-	-	143
Shipping and other revenue	4	-	37	-	41

Other revenue	(89)	-	273	-	184

Operating revenue 2	5,240	-	1,722	-	6,962

Production costs	(489)	-	-	8	(481)
Royalties, excise and levies	(218)	-	-	-	(218)
Insurance	(32)	-	-	1	(31)
Inventory movement	17	-	-	-	17

Costs of production	(722)	-	-	9	(713)

Land and buildings	(51)	-	-	-	(51)
Transferred exploration and evaluation	(79)	-	-	-	(79)
Plant and equipment	(1,419)	-	-	-	(1,419)

Oil and gas properties depreciation and amortisation	(1,549)	-	-	-	(1,549)

Shipping and direct sales costs	(197)	-	(45)	32	(210)
Trading costs	(3)	-	(1,492)	-	(1,495)
Other hydrocarbon costs	(6)	-	-	-	(6)
Other cost of sales	(11)	-	-	(1)	(12)
Movement in onerous contract provision 3	-	-	140	-	140

Other cost of sales	(217)	-	(1,397)	31	(1,583)

Cost of sales	(2,488)	-	(1,397)	40	(3,845)

Gross profit/(loss)	2,752	-	325	40	3,117

Other income 4	97	(2)	1	43	139

Exploration and evaluation expenditure	(16)	(27)	-	(11)	(54)
Amortisation of permit acquisition	-	(2)	-	(1)	(3)
Write-offs 5	-	(265)	-	-	(265)

Exploration and evaluation	(16)	(294)	-	(12)	(322)

General, administrative and other costs	(5)	(1)	-	(152)	(158)
Depreciation of other plant and equipment	-	-	-	(30)	(30)
Depreciation of lease assets	(28)	-	-	(80)	(108)
Restoration movement	(80)	12	-	-	(68)
Other 6	(57)	(32)	28	(64)	(125)

Other costs	(170)	(21)	28	(326)	(489)

Other expenses	(186)	(315)	28	(338)	(811)

Impairment losses	(10)	-	-	-	(10)

Impairment reversals 7	1,058	-	-	-	1,058

Profit/(loss) before tax and net finance costs	3,711	(317)	354	(255)	3,493

1.
Intersegment revenue comprises the incremental income net of all associated expenses generated by the Marketing segment’s optimisation of the oil and gas portfolio. The value is incremental income net of incremental costs.

2.	Operating revenue includes revenue from contracts with customers of $6,923 million and sub-lease income of $39 million disclosed within shipping and other revenue.
3.	Comprises provisions used of $45 million and changes in estimates of $95 million. Refer to Note D.5 for further details.
4.	Includes other income of $67 million relating to Pluto volumes delivered into Wheatstone’s sales commitments and net foreign exchange gains of $44 million.
5.	$56 million relates to costs of unsuccessful wells. $209 million relates to capitalised costs written off due to the Group’s decision to withdraw from its interests in Myanmar. Refer to Note B.2.
6.
Includes net loss on hedging activities of $91 million, various costs relating to Woodside’s exit from the Kitimat LNG development of $33 million and other expenses not associated with the ongoing operations of the business.

7.	Impairment reversals on oil and gas properties. Refer to Note B.4 for more details.
8.	The 2021 amounts have been restated to reflect the changes in operating segments and portfolio reporting for LNG revenue.

	Australia	International	Marketing	Corporate/ Other	Consolidated
	2020 6 US$m	2020 6 US$m	2020 6 US$m	2020 6 US$m	2020 US$m

Liquefied natural gas 1	2,390	-	129	-	2,519
Pipeline gas	73	-	-	-	73
Crude oil and condensate	843	-	-	-	843
Natural gas liquids	16	-	-	-	16

Revenue from sale of hydrocarbons	3,322	-	129	-	3,451

Intersegment revenue 2	(47)	-	47	-	-
Processing and services revenue	142	-	-	-	142
Shipping and other revenue	4	-	3	-	7

Other revenue	99	-	50	-	149

Operating revenue	3,421	-	179	-	3,600

Production costs	(486)	-	-	8	(478)
Royalties, excise and levies	(82)	-	-	-	(82)
Insurance	(32)	-	-	1	(31)
Inventory movement	(32)	-	-	-	(32)

Costs of production	(632)	-	-	9	(623)

Land and buildings	(55)	-	-	-	(55)
Transferred exploration and evaluation	(99)	-	-	-	(99)
Plant and equipment	(1,535)	-	-	-	(1,535)

Oil and gas properties depreciation and amortisation	(1,689)	-	-	-	(1,689)

Shipping and direct sales costs	(146)	-	(3)	38	(111)
Trading costs	(4)	-	(207)	-	(211)
Other hydrocarbon costs	(4)	-	-	-	(4)
Other cost of sales	-	-	-	-	-
Movement in onerous contract provision 3	-	-	(347)	-	(347)

Other cost of sales	(154)	-	(557)	38	(673)

Cost of sales	(2,475)	-	(557)	47	(2,985)

Gross profit/(loss)	946	-	(378)	47	615

Other income 4	3	(1)	1	(39)	(36)

Exploration and evaluation expenditure	(26)	(32)	-	(9)	(67)
Amortisation of permit acquisition	(6)	(5)	-	(1)	(12)
Write-offs	-	(2)	-	-	(2)

Exploration and evaluation	(32)	(39)	-	(10)	(81)

General, administrative and other costs	(7)	(14)	-	(169)	(190)
Depreciation of other plant and equipment	-	-	-	(29)	(29)
Depreciation of lease assets	(26)	-	-	(68)	(94)
Restoration movement	(65)	37	-	-	(28)
Other 4	(8)	-	-	(51)	(59)

Other costs	(106)	23	-	(317)	(400)

Other expenses	(138)	(16)	-	(327)	(481)

Impairment losses 5	(3,971)	(1,298)	-	-	(5,269)

Impairment reversals	-	-	-	-	-

Loss before tax and net finance costs	(3,160)	(1,315)	(377)	(319)	(5,171)

1.
Includes an adjustment of $113 million related to price reviews under negotiation for multiple contracts in the Australia segment, reducing revenue recognised in the current and prior periods and increasing other liabilities.

2.
Intersegment revenue comprises the incremental income net of all associated expenses generated by the Marketing segment’s optimisation of the oil and gas portfolio. The value is incremental income net of incremental costs.

3.
Comprised of the recognition of an onerous contract provision $447 million, offset by changes in estimates of $54 million, provisions used of $41 million and a revision of discount rates of $5 million.

4.	Includes foreign exchange gains and losses, gains and losses on hedging activities, cancellation costs and other expenses not associated with the ongoing operations of the business.
5.	The impairment losses represent charges on exploration and evaluation of $1,557 million and oil and gas properties of $3,712 million.
6.	The 2020 amounts have been restated to reflect the changes in operating segments and portfolio reporting for LNG revenue.